SHARE-BASED PAYMENT ARRANGEMENTS	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS

8. SHARE-BASED PAYMENT ARRANGEMENTS

A. Description of share-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to acquire Common Shares upon the exercise of Company options (“Options”). Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

The Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company is authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

The following table depicts the number of Options granted (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
Balance September 30, 2024	28,807

B. Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	September 30, 2024	September 30, 2023
Share price	$4.31 to $5.72	$1.25 to $1.67
Expected volatility (weighted-average)	73% to 95%	108%
Expected life (weighted-average)	4.13 to 10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.24 - 4.26%	3.62 - 3.73%
Weighted-average grant date fair value	$4.87	$1.28

Expected volatility has been based on an evaluation of historical volatility of the company’s share price.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

C. Reconciliation of outstanding stock-options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	September 30, 2024		December 31, 2023
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	21,943	$0.92	21,746	$0.87
Granted	75	4.87	1,675	1.28
Forfeited/ Expired	(74)	1.43	(312)	1.41
Exercised	(6,282)	0.59	(1,166)	0.36
Outstanding at end of period	15,662	$1.06	21,943	$0.92
Exercisable at end of period	11,820	0.91	15,566	0.72

The Options outstanding as of September 30, 2024 had a weighted average exercise price of $1.06 (December 31, 2023: $0.92) and a weighted-average remaining contractual life of 6.8 years (December 31, 2023: 8.8 years).

D. Restricted share unit plan

Restricted share unit plan

Under the Company’s agent performance grant program, the Company issues RSUs to agents based on an agent meeting certain performance metrics, and successfully attracting other performing agents to the Company. Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in stock-based compensation reserve. The expense recognized from the issuance of RSU awards for the period ended September 30, 2024 was $3.9 million and was classified as Marketing expense.

Under the Company’s agent stock purchase program, agents purchase RSUs, which vest immediately but have a one-year restriction period, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s sole discretion. The RSUs are expensed in the period in which they are issued with a corresponding increase in Equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 20% of the commission withheld (the percentage was 30% previously) if an agent has met the Cap. On January 1, 2024, the Company updated the Bonus RSUs structure to matching (i) 10% of the commission withheld if an agent has not met the Cap and (ii) 20% of the commission withheld if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to Cost of sales and the Bonus RSUs are expensed based on the nature of the role of the employee or agent granted the Bonus RSUs. RSUs purchased under the program are expensed immediately and Bonus RSUs are amortized over the vesting period with a corresponding increase in Stock-based compensation reserve.

Stock compensation awards granted to full time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the Condensed Consolidated Statements of Comprehensive Loss.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan.

Restricted Share Units
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(2,068)
Balance at, December 31, 2023	27,609
Granted	14,583
Vested and Issued	(13,896)
Forfeited	(1,199)
Balance at, September 30, 2024	27,097

Stock Based Compensation Expense

The following table provides a detailed breakdown of the Stock-based compensation expense (in thousands) as reported in the Condensed Consolidated Statement of Comprehensive Loss.

	For the Period Ended
	September 30, 2024			September 30, 2023
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock Based Compensation	-	23,763	23,763	-	10,512	10,512
Marketing Expenses – Agent Stock Based Compensation	301	6,836	7,137	2,033	3,917	5,950
Marketing Expenses – FTE Stock Based Compensation	2	9	11	5	30	35
Research and Development – FTE Stock Based Compensation	20	621	641	68	125	193
General and Administrative – FTE Stock Based Compensation	1,448	4,797	6,245	1,166	1,124	2,290
Total Stock Based Compensation	1,771	36,026	37,797	3,272	15,708	18,980